Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue, net
Sales of electronic components, net of sales taxes and value added taxes	$ 211,123,155	$ 286,539,736
Service commission fees, net of sales taxes and value added taxes	3,282,071	3,836,635
Total revenue, net	214,405,226	290,376,371
Cost of revenue	209,112,615	282,561,907
Gross profit	5,292,611	7,814,464
OPERATING EXPENSES
Selling expenses	1,991,992	1,931,785
General and administrative expenses	2,425,587	2,511,424
Total operating expenses	4,417,579	4,443,209
INCOME FROM OPERATIONS	875,032	3,371,255
OTHER INCOME (EXPENSES)
Foreign exchange transaction gain	1,788,870	301,133
Interest expense	(567,915)	(356,624)
Short-term investment income	14,748	30,775
Subsidy income	125,125	213,741
Loss from termination of the VIE agreements		(205,249)
Other expenses, net	(219,020)	(197,945)
Total other income (expenses), net	1,141,808	(214,169)
INCOME BEFORE INCOME TAX PROVISION	2,016,840	3,157,086
INCOME TAX EXPENSES	(265,670)	(587,276)
NET INCOME	1,751,170	2,569,810
Foreign currency translation adjustments	(1,238,224)	817,991
TOTAL COMPREHENSIVE INCOME	$ 512,946	$ 3,387,801
EARNINGS PER ORDINARY SHARE:
– BASIC (in Dollars per share)	$ 0.19	$ 0.29
– DILUTED (in Dollars per share)	$ 0.18	$ 0.27
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*:
– BASIC (in Shares)	9,201,374	8,826,374
– DILUTED (in Shares)	9,918,931	9,547,346